Notes payable - Additional Information (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2020 USD ($)
Disclosure of Detailed Information Unsecured Senior Notes [Line Items]
Aggregate principal | ¥	¥ 5,536		¥ 5,062
Fair Values Of Notes Payable	¥ 4,486	$ 644
Senior Notes [Member]
Disclosure of Detailed Information Unsecured Senior Notes [Line Items]
Aggregate principal | $				$ 800